Unaudited Condensed Consolidated Income Statements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues and other income
Total lease revenue	$ 1,172,350	$ 1,186,163	$ 2,337,429	$ 2,348,256
Net gain on sale of assets	10,002	78,157	68,368	99,698
Other income	14,927	16,956	29,659	38,349
Total Revenues and other income	1,197,279	1,281,276	2,435,456	2,486,303
Expenses
Depreciation and amortization	411,818	419,093	827,616	844,942
Asset impairment	73,421	17,819	87,368	22,850
Interest expense	311,758	332,441	630,375	666,620
Leasing expenses	77,574	65,244	180,871	156,965
Selling, general and administrative expenses	52,913	64,543	117,497	131,416
Total Expenses	927,484	899,140	1,843,727	1,822,793
Unrealized gain on investment at fair value	13,942	0	13,942	0
Income before income taxes and income of investments accounted for under the equity method	283,737	382,136	605,671	663,510
Provision for income taxes	(38,305)	(49,677)	(81,766)	(86,256)
Equity in net earnings of investments accounted for under the equity method	2,173	1,935	3,504	4,037
Net income	247,605	334,394	527,409	581,291
Net income attributable to non-controlling interest	(1,544)	(2,934)	(4,524)	(15,645)
Net income attributable to AerCap Holdings N.V.	$ 246,061	$ 331,460	$ 522,885	$ 565,646
Basic earnings per share (in USD per share)	$ 1.93	$ 2.44	$ 4.09	$ 4.13
Diluted earnings per share (in USD per share)	$ 1.92	$ 2.42	$ 4.06	$ 4.09
Weighted average shares outstanding—basic (in shares)	127,425,886	135,917,192	127,862,816	137,029,147
Weighted average shares outstanding—diluted (in shares)	128,131,663	137,072,268	128,938,138	138,396,628
Basic lease rents
Revenues and other income
Total lease revenue	$ 948,126	$ 1,077,068	$ 1,978,920	$ 2,152,350
Maintenance rents and other receipts
Revenues and other income
Total lease revenue	$ 224,224	$ 109,095	$ 358,509	$ 195,906